SHARE-BASED PAYMENTS - Performance Share Units - Narrative (Details) - Performance share units $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 27, 2023 USD ($) EquityInstruments	Mar. 31, 2023	Dec. 31, 2023 EquityInstruments
Disclosure of Equity Instruments other than options
Number of days of volume weighted average price considered for cash payment		5 days
Granted during the year | EquityInstruments	198,737		198,737
Grant date fair value | $	$ 1,300
Minimum
Disclosure of Equity Instruments other than options
Performance percentage		0.00%
Maximum
Disclosure of Equity Instruments other than options
Performance percentage		200.00%